Segment Information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information

Note 16 – Segment Information

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about services categories, business segments and major customers in financial statements. In accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision maker has been identified as the Chief Executive Officer and Chief Operating Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to similar customer base and similarities in economic characteristics: nature of services; and procurement and distribution processes.

a)	By Business Unit:

In 2024, the Company has five reportable segments based on its business units: Satellite Earth Observation, Satellite Ground Station Turnkey Services, Research & Development Center, Startup In Development and Holding Company. In 2023, the Company had four reportable segments: Satellite Ground Station Turnkey Services, Research & Development Center, Startup In Development and Holding Company.

i) Satellite Earth Observation

	Year ended Dec 31, 2024	Year ended Dec 31, 2023	Change	% Change
	(Audited)	(Audited)	(Audited)	(Audited)
Revenues	$70,004	$-	$70,004	-%
Cost of revenues	$(29,635)	$-	$(29,635)	-%
Other Income	$-	$-	$-	-%
Administrative expenses	$(298,856)	$-	$(298,856)	-%
Other expenses	$(3,763)	$-	$(3,763)	-%
Net loss before taxation	$(262,250)	$-	$(262,250)	-%

ii) Satellite Ground Station Turnkey Services

	Year ended Dec 31, 2024	Year ended Dec 31, 2023	Change	% Change
	(Audited)	(Audited)	(Audited)	(Audited)
Revenues	$28,783	$197,976	$(169,193)	(85)%
Cost of revenues	$(2,721)	$(62,887)	$60,166	96%
Other Income	$264	$530	$(266)	(50)%
Administrative expenses	$(90,466)	$(141,186)	$50,720	36%
Other expenses	$(8,923)	$(6,091)	$(2,832)	(46)%
Net loss before taxation	$(73,063)	$(11,658)	$(61,405)	(527)%

iii) Research & Development Center

	Year ended Dec 31, 2024	Year ended Dec 31, 2023	Change	% Change
	(Audited)	(Audited)	(Audited)	(Audited)
Revenues	$-	$764	$(764)	(100)%
Cost of revenues	$-	$(463)	$463	100%
Other Income	$123,748	$4,563	$119,185	2,612%
Administrative expenses	$(417,587)	$(657,265)	$239,678	36%
Other expenses	$(276,568)	$(210,488)	$(66,080)	(31)%
Net loss before taxation	$(570,407)	$(862,889)	$292,482	34%

iv) Startup In Development

	Year ended Dec 31, 2024	Year ended Dec 31, 2023	Change	% Change
	(Audited)	(Audited)	(Audited)	(Audited)
Revenues	$-	$-	$-	-%
Cost of revenues	$-	$-	$-	-%
Other Income	$-	$-	$-	-%
Administrative expenses	$(2,401)	$(381,713)	$379,312	99%
Other expenses	$(11)	$(2,752)	$2,741	100%
Net loss before taxation	$(2,412)	$(384,465)	$382,053	99%

v) Holding Company

	Year ended Dec 31, 2024	Year ended Dec 31, 2023	Change	% Change
	(Audited)	(Audited)	(Audited)	(Audited)
Revenues	$-	$-	$-	-%
Cost of revenues	$-	$-	$-	-%
Other Income	$20,327	$-	$20,327	-%
Administrative expenses	$(162,833)	$(397,655)	$234,822	59%
Other expenses	$(94,032)	$(17,825)	$(76,207)	(428)%
Net loss before taxation	$(236,538)	$(415,480)	$178,942	43%

Total of five reportable segments:

	Year ended Dec 31, 2024	Year ended Dec 31, 2023	Change	% Change
	(Audited)	(Audited)	(Audited)	(Audited)
Revenues	$98,787	$198,740	$(99,953)	(50)%
Cost of revenues	$(32,356)	$(63,350)	$30,994	49%
Other Income	$144,339	$5,093	$139,246	2,734%
Administrative expenses	$(972,143)	$(1,577,819)	$605,676	38%
Other expenses	$(383,297)	$(237,156)	$(146,141)	(62)%
Net loss before taxation	$(1,144,670)	$(1,674,492)	$529,822	32%

b)	By Country:

	For the year ended December 31, 2024
	BVI	Malaysia	Total
	(Audited)	(Audited)	(Audited)
Revenues	$-	$98,787	$98,787
Cost of revenues	$-	$(32,356)	$(32,356)
Other Income	$11	$144,328	$144,339
Administrative expenses	$(155,163)	$(816,980)	$(972,143)
Other expenses	$(2,528)	$(380,769)	$(383,297)
Net loss before taxation	$(157,680)	$(986,990)	$(1,144,670)

Total assets	$3,030	$1,613,601	$1,616,631
Total liabilities	$1,695,122	$2,977,199	$4,672,321

	For the year ended December 31, 2023
	BVI	Malaysia	Total
	(Audited)	(Audited)	(Audited)
Revenues	$-	$198,740	$198,740
Cost of revenues	$-	$(63,350)	$(63,350)
Other Income	$-	$5,093	$5,093
Administrative expenses	$(366,735)	$(1,211,084)	$(1,577,819)
Other expenses	$(3)	$(237,153)	$(237,156)
Net loss before taxation	$(366,738)	$(1,307,754)	$(1,674,492)

Total assets	$3,115	$1,863,801	$1,866,916
Total liabilities	$1,033,559	$2,592,416	$3,730,438

*Revenues and costs are attributed to countries based on the location of customers.